Debt - Components of Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Other debt	$ 92,792	$ 62,594
Senior secured notes	326,029	11,320
Encore convertible notes	483,500	448,500
Less: debt discount	(32,720)	(31,968)
Preferred equity certificates	253,324	205,975
Capital lease obligations	6,069	5,091
Debt and capital lease obligations, before debt issuance costs	3,492,999	2,847,637
Less: debt issuance costs, net of amortization	(46,123)	(41,654)
Debt and capital lease obligations, total	3,446,876	2,805,983
Encore revolving credit facility
Debt Instrument [Line Items]
Outstanding borrowings for credit facility	328,961	578,000
Cabot senior revolving credit facility
Debt Instrument [Line Items]
Outstanding borrowings for credit facility	179,008	33,218
Cabot securitisation senior facility
Debt Instrument [Line Items]
Outstanding borrowings for credit facility	391,790	0
Other credit facilities
Debt Instrument [Line Items]
Outstanding borrowings for credit facility	68,001	74,565
Cabot Senior Secured Notes
Debt Instrument [Line Items]
Senior secured notes	1,216,485	1,280,241
Less: debt discount	(1,927)	(2,200)
Add: debt premium	0	17,686
Term Loan
Debt Instrument [Line Items]
Other debt	$ 181,687	$ 164,615